Taxation - Summary of Taxation Charge Based on Profits (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax expense (income)
Charge/(credit) in respect of prior periods	£ 172	£ 66	£ (420)
Current taxation	1,348	1,273	1,136
Deferred taxation	(1,002)	(693)	(183)
Total tax	346	580	953
UK [member]
Current tax expense (income)
Current tax expense (income)	132	30	149
Rest of World [member]
Current tax expense (income)
Current tax expense (income)	£ 1,044	£ 1,177	£ 1,407